Quarterly Report
March 31, 2021
MFS®  Core Equity Portfolio
MFS® Variable Insurance Trust II
RGS-Q1

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.9%
Aerospace – 2.1%
Curtiss-Wright Corp.	3,451	$409,289
Honeywell International, Inc.	8,118	1,762,174
L3Harris Technologies, Inc.	3,210	650,603
Northrop Grumman Corp.	1,351	437,238
Parsons Corp. (a)	4,869	196,902
Raytheon Technologies Corp.	19,284	1,490,075
Science Applications International Corp.	2,685	224,439
		$5,170,720
Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A”	3,215	$733,020
Apparel Manufacturers – 0.5%
NIKE, Inc., “B”	4,513	$599,733
Skechers USA, Inc., “A” (a)	13,996	583,773
		$1,183,506
Automotive – 1.4%
Aptiv PLC (a)	9,455	$1,303,845
LKQ Corp. (a)	38,996	1,650,701
Visteon Corp. (a)	3,772	459,995
		$3,414,541
Biotechnology – 0.9%
Illumina, Inc. (a)	1,446	$555,351
Olink Holding AB (a)	5,609	201,924
Vertex Pharmaceuticals, Inc. (a)	6,857	1,473,500
		$2,230,775
Broadcasting – 0.4%
Netflix, Inc. (a)	1,963	$1,024,019
Brokerage & Asset Managers – 1.6%
Cboe Global Markets, Inc.	8,389	$827,910
Charles Schwab Corp.	28,701	1,870,731
Invesco Ltd.	49,972	1,260,294
		$3,958,935
Business Services – 3.1%
Accenture PLC, “A”	2,944	$813,280
Amdocs Ltd.	7,043	494,066
Clarivate PLC (a)	32,044	845,641
Fidelity National Information Services, Inc.	7,418	1,043,045
Fiserv, Inc. (a)	7,595	904,109
Global Payments, Inc.	4,369	880,703
PayPal Holdings, Inc. (a)	8,162	1,982,060
Proofpoint, Inc. (a)	4,112	517,249
		$7,480,153
Cable TV – 1.1%
Cable One, Inc.	141	$257,799
Liberty Broadband Corp. (a)	15,737	2,362,910
		$2,620,709

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 0.4%
Element Solutions, Inc.	37,800	$691,362
FMC Corp.	3,449	381,494
		$1,072,856
Computer Software – 10.2%
Adobe Systems, Inc. (a)	7,421	$3,527,721
Atlassian Corp. PLC, “A” (a)	7,387	1,556,884
Cadence Design Systems, Inc. (a)	13,948	1,910,737
Dragoneer Growth Opportunities Corp. (a)	56,111	569,527
Eventbrite, Inc. (a)	38,804	859,897
Everbridge, Inc. (a)	6,206	752,043
Microsoft Corp. (s)	53,598	12,636,800
Ping Identity Holding Corp. (a)	7,069	155,023
Roblox Corp., “A” (a)	5,057	327,845
salesforce.com, inc. (a)	12,374	2,621,679
		$24,918,156
Computer Software - Systems – 7.7%
Apple, Inc. (s)	109,532	$13,379,334
EPAM Systems, Inc. (a)	1,894	751,331
ServiceNow, Inc. (a)	2,942	1,471,324
Square, Inc., “A” (a)	4,382	994,933
TransUnion	13,373	1,203,570
Zebra Technologies Corp., “A” (a)	2,008	974,241
		$18,774,733
Construction – 1.6%
AvalonBay Communities, Inc., REIT	4,515	$833,063
AZEK Co. LLC (a)	5,203	218,786
D.R. Horton, Inc.	2,362	210,502
Masco Corp.	15,228	912,157
Otis Worldwide Corp.	7,460	510,637
Sherwin-Williams Co.	615	453,876
Vulcan Materials Co.	4,475	755,156
		$3,894,177
Consumer Products – 1.6%
Colgate-Palmolive Co.	13,613	$1,073,113
Diversey Holdings Ltd. (a)	34,343	505,186
International Flavors & Fragrances, Inc.	2,768	386,440
Kimberly-Clark Corp.	6,421	892,840
Procter & Gamble Co.	8,194	1,109,713
		$3,967,292
Consumer Services – 1.0%
Bright Horizons Family Solutions, Inc. (a)	2,815	$482,632
Grand Canyon Education, Inc. (a)	8,701	931,877
Uber Technologies, Inc. (a)	17,651	962,156
		$2,376,665
Containers – 0.2%
Ball Corp.	7,133	$604,450
Electrical Equipment – 1.2%
AMETEK, Inc.	5,333	$681,184
Amphenol Corp., “A”	1,834	120,989
Johnson Controls International PLC	10,080	601,474
Sensata Technologies Holding PLC (a)	22,666	1,313,495

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
TE Connectivity Ltd.	2,621	$338,397
		$3,055,539
Electronics – 5.0%
Advanced Micro Devices (a)	15,179	$1,191,552
Applied Materials, Inc.	19,531	2,609,342
Broadcom, Inc.	2,296	1,064,563
Intel Corp.	25,117	1,607,488
Lam Research Corp.	2,185	1,300,599
Monolithic Power Systems, Inc.	1,499	529,462
NXP Semiconductors N.V.	6,810	1,371,125
Silicon Laboratories, Inc. (a)	1,449	204,410
Texas Instruments, Inc.	12,051	2,277,519
		$12,156,060
Energy - Independent – 0.9%
ConocoPhillips	14,780	$782,897
Diamondback Energy, Inc.	5,754	422,861
Pioneer Natural Resources Co.	3,171	503,618
Valero Energy Corp.	6,942	497,047
		$2,206,423
Energy - Integrated – 0.9%
Chevron Corp.	20,298	$2,127,027
Engineering - Construction – 0.2%
APi Group, Inc. (a)	25,974	$537,142
Food & Beverages – 2.2%
Archer Daniels Midland Co.	11,835	$674,595
Coca-Cola Co.	7,187	378,827
Coca-Cola European Partners PLC	6,832	356,357
Hostess Brands, Inc. (a)	23,097	331,211
J.M. Smucker Co.	2,953	373,643
Mondelez International, Inc.	25,356	1,484,087
PepsiCo, Inc.	13,392	1,894,298
		$5,493,018
Food & Drug Stores – 1.1%
Wal-Mart Stores, Inc.	18,943	$2,573,028
Gaming & Lodging – 0.7%
Marriott International, Inc., “A” (a)	5,805	$859,779
Penn National Gaming, Inc. (a)	2,016	211,357
Wyndham Hotels & Resorts, Inc.	9,214	642,953
		$1,714,089
General Merchandise – 0.7%
Dollar General Corp.	8,488	$1,719,839
Health Maintenance Organizations – 1.6%
Cigna Corp.	10,269	$2,482,428
Humana, Inc.	3,572	1,497,561
		$3,979,989

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.4%
Aon PLC	11,169	$2,570,099
Arthur J. Gallagher & Co.	9,507	1,186,188
Assurant, Inc.	4,964	703,746
Chubb Ltd.	8,213	1,297,408
Everest Re Group Ltd.	1,577	390,796
Hartford Financial Services Group, Inc.	13,283	887,172
MetLife, Inc.	10,952	665,772
Reinsurance Group of America, Inc.	3,301	416,091
SiriusPoint Ltd. (a)	28,087	285,645
		$8,402,917
Internet – 5.2%
Alphabet, Inc., “A” (a)	4,036	$8,324,331
Facebook, Inc., “A” (a)	15,188	4,473,321
		$12,797,652
Leisure & Toys – 0.6%
Electronic Arts, Inc.	11,117	$1,504,908
Machinery & Tools – 2.2%
Caterpillar, Inc.	4,503	$1,044,111
Cummins, Inc.	2,232	578,334
Eaton Corp. PLC	6,726	930,071
IDEX Corp.	1,892	396,033
Ingersoll Rand, Inc. (a)	12,282	604,397
Roper Technologies, Inc.	2,855	1,151,536
Trane Technologies PLC	3,954	654,624
		$5,359,106
Major Banks – 3.8%
Bank of America Corp.	101,967	$3,945,103
Goldman Sachs Group, Inc.	9,555	3,124,485
PNC Financial Services Group, Inc.	13,183	2,312,430
		$9,382,018
Medical & Health Technology & Services – 2.2%
ICON PLC (a)	11,354	$2,229,585
IDEXX Laboratories, Inc. (a)	327	160,004
McKesson Corp.	8,144	1,588,406
Quest Diagnostics, Inc.	7,438	954,593
Signify Health, Inc., “A” (a)	4,174	122,131
Teladoc Health, Inc. (a)	2,190	398,033
		$5,452,752
Medical Equipment – 4.2%
Align Technology, Inc. (a)	976	$528,533
Becton, Dickinson and Co.	4,994	1,214,291
Boston Scientific Corp. (a)	40,330	1,558,755
Danaher Corp.	2,691	605,690
Maravai Lifesciences Holdings, Inc., “A” (a)	34,479	1,228,832
Medtronic PLC	21,457	2,534,715
PerkinElmer, Inc.	5,607	719,322
STERIS PLC	9,546	1,818,322
		$10,208,460
Natural Gas - Pipeline – 0.3%
Cheniere Energy, Inc. (a)	3,797	$273,422
Enterprise Products Partners LP	19,740	434,675
		$708,097

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 0.5%
Equinix, Inc., REIT	1,798	$1,221,903
Oil Services – 0.4%
Cactus, Inc., “A”	10,286	$314,957
ChampionX Corp. (a)	35,413	769,525
		$1,084,482
Other Banks & Diversified Financials – 4.4%
American Express Co.	4,854	$686,550
Bank OZK	17,963	733,788
Moody's Corp.	2,921	872,240
Northern Trust Corp.	6,291	661,247
SVB Financial Group (a)	712	351,486
Truist Financial Corp.	29,080	1,695,946
U.S. Bancorp	15,952	882,305
United Community Bank, Inc.	6,769	230,958
Visa, Inc., “A”	19,784	4,188,866
Zions Bancorp NA	9,423	517,888
		$10,821,274
Pharmaceuticals – 5.2%
Eli Lilly & Co.	16,872	$3,152,027
Johnson & Johnson	26,322	4,326,021
Merck & Co., Inc.	42,584	3,282,800
Zoetis, Inc.	13,146	2,070,232
		$12,831,080
Pollution Control – 0.3%
GFL Environmental, Inc.	15,613	$545,674
U.S. Ecology, Inc. (a)	4,875	202,995
		$748,669
Printing & Publishing – 0.1%
Warner Music Group Corp.	6,690	$229,668
Railroad & Shipping – 1.4%
Canadian Pacific Railway Ltd.	4,251	$1,612,362
Kansas City Southern Co.	6,699	1,768,000
		$3,380,362
Real Estate – 2.0%
Broadstone Net Lease, Inc.	24,802	$453,877
Empire State Realty Trust, REIT, “A”	46,563	518,246
EPR Properties, REIT	41,997	1,956,640
Extra Space Storage, Inc., REIT	4,946	655,592
Lexington Realty Trust, REIT	27,736	308,147
STORE Capital Corp., REIT	22,161	742,393
Sun Communities, Inc., REIT	1,842	276,374
		$4,911,269
Restaurants – 1.5%
Performance Food Group Co. (a)	7,149	$411,854
Starbucks Corp.	19,093	2,086,292
Texas Roadhouse, Inc. (a)	5,460	523,833
Wendy's Co.	33,989	688,617
		$3,710,596

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 1.7%
Air Products & Chemicals, Inc.	2,941	$827,421
Ashland Global Holdings, Inc.	5,554	493,029
Atotech, Ltd. (a)	28,177	570,584
Avient Corp.	13,564	641,170
Axalta Coating Systems Ltd. (a)	17,147	507,208
DuPont de Nemours, Inc.	10,745	830,374
Univar Solutions, Inc. (a)	14,393	310,025
		$4,179,811
Specialty Stores – 6.4%
ACV Auctions, Inc. (a)	1,342	$46,447
Amazon.com, Inc. (a)(s)	3,257	10,077,419
Burlington Stores, Inc. (a)	2,110	630,468
Home Depot, Inc.	10,764	3,285,711
Petco Health & Wellness Co., Inc. (a)	24,940	552,670
Ross Stores, Inc.	5,864	703,152
ThredUp, Inc. (a)	5,476	127,755
Urban Outfitters, Inc. (a)	10,577	393,359
		$15,816,981
Telecommunications - Wireless – 1.6%
SBA Communications Corp., REIT	5,265	$1,461,301
T-Mobile USA, Inc. (a)	18,913	2,369,610
		$3,830,911
Telephone Services – 0.3%
Verizon Communications, Inc.	12,618	$733,737
Tobacco – 0.4%
Philip Morris International, Inc.	12,315	$1,092,833
Trucking – 0.4%
Forward Air Corp.	6,072	$539,254
J.B. Hunt Transport Services, Inc.	2,427	407,906
		$947,160
Utilities - Electric Power – 2.8%
American Electric Power Co., Inc.	7,483	$633,810
CenterPoint Energy, Inc.	18,850	426,953
CenterPoint Energy, Inc. (PIPE) (a)(z)	11,576	262,196
DTE Energy Co.	2,711	360,943
Duke Energy Corp.	4,481	432,551
Evergy, Inc.	7,544	449,094
Exelon Corp.	15,775	689,999
NextEra Energy, Inc.	21,356	1,614,727
PG&E Corp. (a)	49,947	584,879
Pinnacle West Capital Corp.	3,784	307,828
Southern Co.	8,167	507,661
Xcel Energy, Inc.	8,387	557,819
		$6,828,460
Total Common Stocks		$245,171,967
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 0.05% (v)	1,237,157	$1,237,157

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Securities Sold Short – (0.6)%
Medical & Health Technology & Services – (0.3)%
Healthcare Services Group, Inc.	(28,589)	$(801,350)
Telecommunications - Wireless – (0.2)%
Crown Castle International Corp., REIT	(2,286)	$(393,489)
Trucking – (0.1)%
XPO Logistics, Inc.	(1,913)	$(235,873)
Total Securities Sold Short		$(1,430,712)

Other Assets, Less Liabilities – 0.2%		437,668
Net Assets – 100.0%		$245,416,080
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,237,157 and $245,171,967, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
CenterPoint Energy, Inc. (PIPE)	5/07/20	$186,142	$262,196
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
At March 31, 2021, the fund had cash collateral of $8,015 and other liquid securities with an aggregate value of $3,253,004 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$237,176,519	$262,196	$—	$237,438,715
Ireland	2,229,585	—	—	2,229,585
Canada	2,158,036	—	—	2,158,036
Netherlands	1,371,125	—	—	1,371,125
United Kingdom	1,201,998	—	—	1,201,998
China	570,584	—	—	570,584
Sweden	201,924	—	—	201,924
Mutual Funds	1,237,157	—	—	1,237,157
Total	$246,146,928	$262,196	$—	$246,409,124
Securities Sold Short	$(1,430,712)	$—	$—	$(1,430,712)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,489,118	$14,625,796	$14,877,757	$—	$—	$1,237,157
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$410	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.